Basis of Preparation and Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
Note 2 - Basis of Preparation and Accounting Policies
Basis of preparation
The audited consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). Amounts are presented in United States Dollars (“U.S. dollar or $”) rounded to the nearest million, unless otherwise stated.
On December 14, 2021 the Board of Directors approved a 2-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every two shares of the Company’s issued and outstanding common shares, par value $0.05 per share was combined into one issued and outstanding common share, par value $0.10 per share. Unless otherwise indicated, all share and per share data in these Consolidated Audited Financial Statements have been adjusted to give effect of our Reverse Share Splits and is approximate due to rounding.
Principles of consolidation

A variable interest entity (“VIE”) is defined by the accounting standard as a legal entity where either (a) equity interest holders, as a group, lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity’s economic performance, and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.
Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements. All intercompany balances and transactions are eliminated. The non-controlling interests of subsidiaries are included in the consolidated balance sheets and consolidated statements of operations as “Non-controlling interests".
Foreign currencies
The Company and the majority of its subsidiaries use the U.S. dollar as their functional currency as the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statement of operations is translated using the average exchange rate for the period and the assets and liabilities are translated using the period end exchange rate.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Gains and losses on foreign currency transactions are included in "Other financial (expenses) income, net" in the Consolidated Statements of Operations.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our jack-up rigs' carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap values, utilization, revenue dayrates, operating and maintenance expenses and capital expenditures.
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition for fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.
Revenue
The Company performs services that represent a single performance obligation under its drilling contracts. This performance obligation is satisfied over time. The Company earns revenues primarily by performing the following activities: (i) providing the drilling rig, work crews, related equipment and services necessary to operate the rig (ii) delivering the drilling rig by mobilizing to and demobilizing from the drilling location, and (iii) performing certain pre-operating activities, including rig preparation activities or equipment modifications required for the contract.
The Company recognizes revenues earned under drilling contracts based on variable dayrates, which range from a full operating dayrate to lower rates or zero rates for periods when drilling operations are interrupted or restricted, based on the specific activities performed during the contract. Such dayrate consideration is attributed to the distinct time period to which it relates within the contract term, and therefore is recognized as the Company performs the services. The Company recognizes reimbursement revenues and the corresponding costs, gross, at a point in time, as the Company provides the customer-requested goods and services, when such reimbursable costs are incurred while performing drilling operations.
Prior to performing drilling operations, the Company may receive pre-operating revenues, on either a fixed lump-sum or variable dayrate basis, for mobilization, contract preparation, customer-requested goods and services or capital upgrades, which the Company recognizes over time in line with the satisfaction of the performance obligation. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to dayrate revenue as services are rendered over the initial term of the related drilling contract.
We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received as the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Contract costs
The Company incurs costs to prepare rigs for contract and deliver or mobilize rigs to drilling locations. The Company defers pre-operating contract preparation and mobilization costs, and recognizes such costs on a straight-line basis, in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, over the estimated firm period of the drilling contract. Contract preparation and mobilization costs can include costs relating to equipment, labor and rig transportation costs (tugs, heavy lift vessel costs), that are directly attributable to our future performance obligation under each respective drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.
Related party revenue
a.Management and services revenue: We provide corporate support services, secondment of personnel and management services to our equity method investments under management and service agreements. The revenue for these services is based on costs incurred in the period, inclusive of an appropriate margin and has been recognized under related party revenue in our Consolidated Statement of Operations. The associated costs are included within total operating expenses in our Consolidated Statements of Operations.
b.Bareboat revenue: We lease rigs on bareboat charters to our Equity Method Investments, Perforaciones Estratégicas e Integrales Mexicana, S.A. de C.V. (“Perfomex”) and Perforaciones Estrategicas e Integrales Mexicana II, SA de CV (“Perfomex II”). We expect lease revenue earned under the bareboat charters to be variable over the lease term, as a result of the contractual arrangement which assigns the bareboat a value over the lease term equivalent to residual earnings after operating expenses and other fees. We, as a lessor, do not recognize a lease asset or liability on our balance sheet at the time of the formation of the entities nor as a result of the lease. Revenue is recognized under "Related party revenue" in our Consolidated Statements of Operations.
Rig operating and maintenance expenses
Rig operating and maintenance expenses are costs associated with operating rigs that are either in operation or stacked, and include the remuneration of offshore crews and related costs, rig supplies, inventory, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate and are expensed as incurred. Stacking costs for rigs are expensed as incurred.

Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of our long-lived assets may not be recoverable. At least annually, and if such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amounts over the respective fair values, based on the undiscounted cash flows. In this assessment of recoverability, we apply a variety of valuation methods, incorporating income, market and cost approaches. We may weight the approaches under certain circumstances. Our estimate of fair value generally requires us to use significant unobservable inputs, representative of Level 3 fair value measurements, including assumptions regarding long-term future performance of our asset groups, such as projected revenues and costs, dayrates, utilization and residual values. These projections involve uncertainties that rely on assumptions about demand for our services and future market conditions.
Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to: (i) the length of time and the extent to which fair value is below the carrying value, (ii) the financial condition and near-term prospects of the investee, and (iii) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period.
Equity method investments

We account for our ownership interest in certain of our investments as equity method investments. The equity method of accounting is applied when we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. This also extends to entities in which we hold a majority interest, but we do not have control. Under this method, we record our investment at cost and adjust the carrying amount for our share of earnings or losses of the equity method investment in "Income/(loss) from equity method investments" in the Consolidated Statements of Operations. When our share of losses equals or exceeds our interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity method investment. Guarantees issued to the equity method investments and in-substance capital contributions and capital contributions are added to the carrying value of the equity method investment in the Consolidated Balance Sheets. Our share of earnings or losses are reflected as a non-cash activity in operating activities in the Consolidated Statements of Cash Flows.
Investments in equity method investments are assessed for other-than-temporary impairment whenever changes in the facts and circumstances indicate that the fair value may be below the carrying value of our investment. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in "Income/(loss) from equity method investments" in the Consolidated Statements of Operations.
Income taxes
Borr Drilling Limited is a Bermuda company that has a number of subsidiaries, affiliates and branches in various jurisdictions. Whilst the Company is resident in Bermuda, it is not subject to taxation under the laws of Bermuda, so currently, the Company is not required to pay taxes in Bermuda on ordinary income or capital gains. The Company and each of its subsidiaries and affiliates that are Bermuda companies have received written assurance from the Minister of Finance in Bermuda that in the event that Bermuda enacts legislation imposing taxes on ordinary income or capital gains, any such tax shall not be applicable to the Company or such subsidiaries and affiliates until March 31, 2035. Certain subsidiaries, affiliates and branches operate in other jurisdictions where withholding taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current period, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected in the Consolidated Balance Sheets. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including assumptions regarding where our jack-up rigs are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
Earnings per share
Basic earnings per share (“EPS”) is calculated based on the loss for the period available to common shareholders divided by the weighted average number of shares outstanding. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options and convertible bonds. The determination of dilutive EPS may require us to make adjustments to net loss and the weighted average shares outstanding used to compute basic EPS unless anti-dilutive.
Onerous contracts
When we acquire newbuild jack-up drilling rigs there may exist instances whereby the fair value of the rig being constructed is less than the present value of the remaining contractual commitments for the rig. Such contracts are recorded as a liability when the difference is identified.
Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.
Restricted cash
Restricted cash consists of bank deposits which have been pledged as collateral for performance guarantees issued by banks in relation to rig operating contracts or minimum deposits which must be maintained in accordance with credit agreements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.
Allowance for credit losses
Financial assets recorded at amortized cost reflect an allowance for current expected credit losses ("credit losses") over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the balance is uncollectible. Expected recoveries will not exceed amounts previously written-off or current credit loss allowances by financial asset category. We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis calculated using the method we consider most appropriate for each asset.
Trade receivables
Trade receivables are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Trade receivables are presented net of allowances for expected credit losses. The allowances for expected credit losses is calculated using a loss rate applied against an aging matrix and is recorded in "Rig operating and maintenance expenses" in the Consolidated Statements of Operations, as and when they occur.
Contract assets and contract liabilities

Contract asset balances consist primarily of accrued revenue which has been recognized during the period but is contingent on management approval of work. When the right to consideration becomes unconditional based on the contractual billing schedule, accrued revenue is recognized. At the point that accrued revenue is billed, trade accounts receivables are recognized. Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract in "Total operating revenues" in the Consolidated Statements of Operations.
Marketable securities
Marketable debt securities held by us which do not give us the ability to exercise significant influence are considered to be available-for-sale. These are re-measured at fair value each reporting period with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in the shareholders’ equity. Gains and losses are not realized until the securities are sold or subject to temporary impairment. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale securities. We analyze our available-for-sale securities for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the securities. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale occurs.
Where there are indicators that fair value is below the carrying value of our investments, we will evaluate these for other-than-temporary impairment. Where we determine that there is other-than-temporary impairment, we will recognize an impairment loss in the period.
Marketable equity securities with readily determinable fair value are re-measured at fair value each reporting period with unrealized gains and losses recognized in "Other financial expenses, net" in the Consolidated Statements of Operations.
Jack-up rigs
Jack-up rigs and related equipment are recorded at historical cost less accumulated depreciation and impairment. Jack-up rigs and related equipment acquired as part of asset acquisitions are stated at fair market value as of the date of acquisition. The cost of our jack-up rigs and related equipment are depreciated on a straight-line basis, after deducting salvage values, over their estimated remaining economic useful lives. Depreciation commences when an asset is placed into service, and available for its intended use.

Useful lives applied in depreciation are as follows:

Jack-up rigs                    30 years
Jack-up rig equipment and machinery        3 to 20 years
All costs incurred in connection with the acquisition, construction, major enhancement and improvement of assets are capitalized, including allocations of interest incurred during periods that our jack-up rigs are under construction or undergoing major enhancements or improvements. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig. Expenditures that do not improve the operating efficiency or extend the useful lives of jack-up rigs or related equipment are expensed as incurred.

We evaluate the carrying value of our jack-up rigs on a quarterly basis to identify events or changes in circumstances that indicate that the carrying value of such jack-up rigs may not be recoverable. Recoverability is generally determined by comparing the carrying value of an asset to the expected undiscounted future cash flows of the asset. If the carrying value of the asset is not recoverable, an impairment loss is recognized as the difference between the carrying value of the asset and its fair value. Jack-up rigs and related equipment held-for-sale are recorded at the lower of net book value or fair value.
Interest cost capitalized
Interest costs are capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of newbuilding rigs under construction. The interest costs capitalized are calculated using the weighted average cost of borrowings, from commencement of the asset development until substantially all the activities necessary to prepare the asset for its intended use are complete. We do not capitalize amounts beyond the actual interest expense incurred in the period.
Newbuildings
Jack-up rigs under construction are capitalized, classified as newbuildings and presented as non-current assets. All costs directly incurred in connection with the construction of newbuildings are capitalized, including allocations of interest incurred during periods that our newbuildings are under construction. Costs incurred to place an asset into service are capitalized, including costs related to the initial mobilization of a newbuild jack-up rig.
Capitalized costs are reclassified from newbuildings to jack-up rigs when the assets are available for their intended use.
Leases
The following sets out the lease accounting policy for all leases with the exception of short-term leases (less than 12 months) for which we have elected to recognize the lease payments in our Consolidated Statements of Operations on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.
Lessee: When we enter into a new contract, or modify an existing contract, we evaluate whether that contract has a finance or operating lease component. We do not have, nor expect to have any leases classified as finance leases. We determine the lease commencement date by reference to the date the leased asset is available for use and transfer of control has occurred from the lessor. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the
Consolidated Balance Sheets. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate ("IBR") at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.
After the commencement date, we adjust the carrying amount of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over the lease term using the straight-line interest method. After commencement date, we amortize the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).
Absent an impairment of the ROU asset, the single lease cost is calculated so that the remaining cost of the lease is allocated over the remaining lease term on a straight-line basis. The Company assesses a ROU asset for impairment and recognizes any impairment loss in accordance with the accounting policy on impairment of long-lived assets.
We applied the following significant assumptions and judgments in accounting for our leases.
•We apply judgment in determining whether a contract contains a lease or a lease component as defined by Topic 842.
•We have elected to combine leases and non-lease components. As a result, we do not allocate our consideration between leases and non-lease components.
~~•~~The discount rate applied to our operating leases is our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.
•Within the terms and conditions of some of our operating leases we have options to extend or terminate the lease. In instances where we are reasonably certain to exercise available options to extend or terminate, then the option is included in determining the appropriate lease term to apply. Options to renew our lease terms are included in determining the ROU asset and lease liability when it is reasonably certain that we will exercise that option.
Lessor: When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating lease, the underlying asset remains on our Consolidated Balance Sheets and we record periodic depreciation expense and lease revenue.
Interest-bearing debt
Interest-bearing debt is recognized initially at fair value less directly attributable transaction costs. Subsequent to initial recognition, interest-bearing borrowings related to Delivery financing are stated at amortized cost.
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan using the straight-line method as this approximates the effective interest method. Amortization of loan costs is included in "Other financial (expenses) income, net" in the Consolidated Statements of Operations. If a loan is repaid early, any unamortized portion of the related deferred charge is charged against income in the period in which the loan is repaid. Deferred charges are presented as either a gross asset or as a deduction from the corresponding liability in the Consolidated Balance Sheets.
Debt extinguishments and modifications
Costs associated with debt extinguishments are included in determining the debt extinguishment gain or loss to be recognized in the Consolidated Statements of Operations. Costs associated with debt modifications are accounted for as deferred charges. See Deferred charges accounting policy.
Convertible bonds
We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.
Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.
For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.
Derivatives
We use derivatives to reduce market risks. All derivative financial instruments are initially recorded at fair value as either assets or liabilities in the accompanying Consolidated Balance Sheets and subsequently remeasured to fair value. The changes in fair value of derivative financial instruments are recognized each period in "Other financial (expenses) income, net" in the Consolidated Statements of Operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the Consolidated Statements of Cash Flows. We do not apply hedge accounting.
Equity issuance costs
Equity issuance costs are recorded as a reduction of additional paid-in-capital and charged to shareholders' equity.
Pensions

Defined benefit pension costs, assets and liabilities requires significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Full recognition of the funded status of defined benefit pension plans are included within our Consolidated Balance Sheets. We fair value, using level 3 inputs, our plan assets and projected benefit obligation.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statements of Operations.
Treasury shares
Treasury shares are recognized at cost as a component of shareholders’ equity. When we re-issue treasury stock at an amount greater/ (less) than the current price of the share (based on a first in first out policy), we realize a gain/ (loss) on the re-issuance of the shares. A gain on re-issuance of treasury shares is credited to additional paid-in-capital whereas a loss on re-issuance of treasury shares may be debited to additional paid-in-capital to the extent that previous net gains from sales or retirements of the same class of stock are included in additional paid-in-capital. Any losses in excess of that amount are charged to retained earnings.
Share-based compensation
We have an employee share option plan under which our employees, directors and officers may be allocated options to subscribe for new shares in the Company as a form of remuneration. The cost of equity settled transactions is measured by reference to the fair value at the date on which the share options are granted. The fair value of the share options issued under the Company’s employee share option plans are determined at the grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized in "General and administrative expense" or "Rig operating and maintenance expense" based on employee's profit center in the Consolidated Statements of Operations with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest, excluding forfeitures, with appropriate adjustments to reflect actual forfeitures.
Contingencies
We assess our contingencies on an ongoing basis to evaluate the appropriateness of our liabilities and disclosures for such contingencies. We recognize a liability when we believe that a loss is probable and the amount of loss can be reasonably estimated, based upon the information available before the issuance of the financial statements.
Segment reporting
A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker ("CODM") (our Board of Directors), and which are subject to risks and rewards that are different from those of other segments. We have identified two reportable segments: Dayrate and Integrated Well Services ("IWS").